Consolidated Balance Sheet (USD $)	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Cash and due from banks	$ 20,926,000		$ 33,568,000
Federal funds sold	5,267,000		11,778,000
Cash and cash equivalents	26,193,000		45,346,000
Investment securities available for sale, at fair value	157,143,000		194,472,000
Loans	435,725,000		408,433,000
Less allowance for loan and lease loss	7,046,000		7,779,000
Net loans	428,679,000		400,654,000
Premises and equipment, net	9,828,000		8,670,000
Goodwill	4,559,000		4,559,000
Core deposit intangibles	156,000		195,000
Bank-owned life insurance	8,816,000		8,536,000
Accrued interest and other assets	11,716,000		7,856,000
TOTAL ASSETS	647,090,000		670,288,000
Deposits:
Noninterest-bearing demand	85,905,000		75,912,000
Interest-bearing demand	53,741,000		63,915,000
Money market	77,473,000		81,349,000
Savings	177,303,000		175,406,000
Time	174,414,000		196,753,000
Total deposits	568,836,000		593,335,000
Short-term borrowings	10,809,000		6,538,000
Other borrowings	11,609,000		12,970,000
Accrued interest and other liabilities	2,363,000		2,008,000
TOTAL LIABILITIES	593,617,000		614,851,000
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 2,221,834 and 2,181,763 shares issued; 2,032,304 and 1,992,233 shares outstanding	34,979,000		34,295,000
Retained earnings	27,465,000		22,485,000
Accumulated other comprehensive (loss) income	(2,237,000)	[1]	5,391,000	[1]
Treasury stock, at cost; 189,530 shares	(6,734,000)		(6,734,000)
TOTAL STOCKHOLDERS' EQUITY	53,473,000		55,437,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 647,090,000		$ 670,288,000

[1]	Amounts in parentheses indicate debits to net income